Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Although we have the ability to grant stock options pursuant to our Equity Incentive Plan (as defined below), we have not done so and currently do not intend to do so. As such, we have not adopted a policy regarding the timing of awards of options. We will consider adopting such a policy if in the future we determine to grant such stock options.